                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002

Check here if Amendment  [ ]                    Amendment No.:  _____________
         This Amendment (Check only one):       [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       Bayard D. Waring
Address:    c/o Amelia Peabody Foundation
            One Hollis Street
            Wellesley, MA 02482

Form 13F File Number:   028-05999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Bayard D. Waring
Title: Trustee
Phone: 781-237-6468

Signature, place and date of signing:

/s/ Bayard D. Waring  Gloucester, Massachusetts  July 31, 2002

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File No.   Name

28-05989            Amelia Peabody Foundation

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     35

Form 13F Information Table Value Total:     $3,679 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File No.     Name

1.       28-05993              Philip B. Waring

                    BAYARD WARING FORM 13F INFORMATION TABLE

        COLUMN 1              COLUMN 2          COLUMN 3            COLUMN 4                    COLUMN 5              COLUMN 6

     Name of Issuer        Title of Class        CUSIP               Value               Shrs or        Sh/ Put/     Investment
                                                                   (X $1000)             Prn Amt        Prn Call     Discretion
Alliance Resource              Common          01877R108              285                12,000            SH      Shared - Other

Amerigas Partners L.P.         Common          030975106              138                 6,000            SH      Shared - Other

Anthracite                     Common          037023108               80                 6,000            SH      Shared - Other

Apex Mortgage                  Common          037564101               75                 5,000            SH      Shared - Other

Applied Materials Inc          Common          038222105              190                10,000            SH      Shared - Other

BP Prudhoe Bay                 Common          055630107              114                10,000            SH      Shared - Other

Cardinal Health                Common          14149Y108              246                 4,000            SH      Shared - Other

Citigroup                      Common          172967101              194                 5,000            SH      Shared - Other

Dell Computer                  Common          247025109              183                 7,000            SH      Shared - Other

Ducommun                       Common          264147109              157                 6,000            SH      Shared - Other

Duff & Phelps Util &
  Corp BD TR                   Common          26432K108               66                 5,000            SH      Shared - Other

Duke Energy                    Common          264399106              124                 4,000            SH      Shared - Other

EGlobe, Inc.                   Common          282339209               0                  1,276            SH      Shared - Other

El Pas Energy                  Common          28368B102              255                 8,000            SH      Shared - Other

Enzo Biochem                   Common          294100102               4                   262             SH      Shared - Other

Great Plains                   Common          391164100              102                 5,000            SH      Shared - Other


        COLUMN 1            COLUMN 7              COLUMN 8

     Name of Issuer           Other            Voting Authority
                            Managers        Sole    Shared    None
Alliance Resource               1          12,000

Amerigas Partners L.P.          1          6,000

Anthracite                      1          6,000

Apex Mortgage                   1          5,000

Applied Materials Inc           1          10,000

BP Prudhoe Bay                  1          10,000

Cardinal Health                 1          4,000

Citigroup                       1          5,000

Dell Computer                   1          7,000

Ducommun                        1          6,000

Duff & Phelps Util &
  Corp BD TR                    1          5,000

Duke Energy                     1          4,000

EGlobe, Inc.                    1          1,276

El Pas Energy                   1          8,000

Enzo Biochem                    1           262

Great Plains                    1          5,000

Hospitality Prop.              Common          44106M102              183                 5,000            SH      Shared - Other

Intel Corp                     Common          458140100               55                 3,000            SH      Shared - Other

JDS UniPhase                   Common          46612J101               37                14,000            SH      Shared - Other

Johnson & Johnson              Common          478160104               47                  900             SH      Shared - Other

Kinder Morgan Energy
  Partners LP                  Common          494550106              188                 6,000            SH      Shared - Other

McData Corp. Class A           Common          580031201               2                   271             SH      Shared - Other

Mutual Risk Mgmt Ltd           Common          628351108               1                 11,000            SH      Shared - Other

Nat'l Semiconductor            Common          637640103              175                 6,000            SH      Shared - Other

Pacific Century                Common          616400909               21                30,000            SH      Shared - Other

Polycom                        Common          73172K104               14                 1,177            SH      Shared - Other

Standard Pacific               Common          85375C101               22                  625             SH      Shared - Other

Talbots                        Common          874161102              210                 6,000            SH      Shared - Other

Talx Corp.                     Common          874918105               95                 5,000            SH      Shared - Other

Teco Energy                    Common          872375100               99                 4,000            SH      Shared - Other

Tellabs Inc.                   Common          879664100               25                 4,000            SH      Shared - Other

Torch Offshore                 Common          891019101               58                 8,000            SH      Shared - Other

TXU Corp.                      Common          873168108               32                  625             SH      Shared - Other

Tyco International             Common          902124106               54                 4,000            SH      Shared - Other

Washington Mutual              Common          939322103              148                 4,000            SH      Shared - Other


                                                                      3679


Hospitality Prop.                1          5,000

Intel Corp                       1          3,000

JDS UniPhase                     1          14,000

Johnson & Johnson                1           900

Kinder Morgan Energy
  Partners LP                    1          6,000

McData Corp. Class A             1           271

Mutual Risk Mgmt Ltd             1          11,000

Nat'l Semiconductor              1          6,000

Pacific Century                  1          30,000

Polycom                          1          1,177

Standard Pacific                 1           625

Talbots                          1          6,000

Talx Corp.                       1          5,000

Teco Energy                      1          4,000

Tellabs Inc.                     1          4,000

Torch Offshore                   1          8,000

TXU Corp.                        1           625

Tyco International               1          4,000

Washington Mutual                1          4,000